Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%

American Express Credit Account Master Trust
Class A, Series 2022-3,
3.75%, 08/15/2027	$ 725,000	$ 713,277

Total Asset-Backed Security (Cost $706,563)		713,277

CORPORATE DEBT SECURITIES - 17.7%
Banks - 6.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 5.17% (A), 02/16/2023 (B)	726,000	580,882
Banco Santander Chile
3.18%, 10/26/2031 (C)	489,000	422,263
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	683,000	563,999
4.18%, 11/25/2027	722,000	707,707
CPI-YoY + 1.10%, 8.85% (A), 11/19/2024	1,000,000	1,015,220
Barclays Bank PLC
CPI-YoY + 1.00%, 8.75% (A), 05/22/2023	2,600,000	2,592,642
BPCE SA
Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (C)	303,000	213,880
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	437,000	356,795
Corestates Capital II
3-Month LIBOR + 0.65%, 5.48% (A), 01/15/2027 (C)	269,000	255,239
Deutsche Bank AG
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	500,000	525,317
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	579,000	662,292
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	155,131
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	581,000	461,111
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (C)	621,000	540,109

		9,052,587

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.4%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	$ 1,319,000	$ 1,075,107
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	820,000	667,528
3-Month LIBOR + 2.87%, 7.47% (A), 03/03/2023 (B)	702,000	694,103
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	152,000	117,549
CPI-YoY + 2.00%, 8.00% (A), 04/25/2023 - 06/09/2023	643,000	645,194
UBS Group AG
5.96%, 01/12/2034 (C)	200,000	210,114

		3,409,595

Chemicals - 0.4%
Albemarle Corp.
5.65%, 06/01/2052	506,000	503,673

Commercial Services & Supplies - 0.3%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	601,000	481,990

Consumer Finance - 0.5%
Synchrony Financial
2.88%, 10/28/2031	889,000	689,945

Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	581,000	541,831

Hotels, Restaurants & Leisure - 0.5%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052 (C)	923,000	762,797

Insurance - 1.0%
Enstar Group Ltd.
3.10%, 09/01/2031	742,000	571,824
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 6.73% (A), 02/12/2067 (C)	898,000	768,015

		1,339,839

Metals & Mining - 3.0%
Anglo American Capital PLC
3.88%, 03/16/2029 (C)	1,100,000	1,022,306
ArcelorMittal SA
6.80%, 11/29/2032	200,000	209,709
Glencore Funding LLC
2.63%, 09/23/2031 (C)	578,000	481,097
2.85%, 04/27/2031 (C) (D)	1,081,000	923,991
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (C)	446,000	421,801
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	1,161,000	1,044,686

		4,103,590

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031	127,000	95,366

Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)

Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.
4.25%, 01/15/2030 (D)	$ 683,000	$ 624,836
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	681,889
Energy Transfer LP
4.95%, 05/15/2028	346,000	340,868
5.75%, 02/15/2033	495,000	508,286
Fixed until 02/16/2023 (B), 6.25% (A), (D)	691,000	651,267
EnLink Midstream Partners LP
3-Month LIBOR + 4.11%, 8.88% (A), 03/03/2023 (B)	133,000	111,720
Enterprise Products Operating LLC
3.70%, 01/31/2051	595,000	464,144
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	210,860

		3,593,870

Total Corporate Debt Securities (Cost $26,947,999)		24,575,083

FOREIGN GOVERNMENT OBLIGATIONS - 28.5%

Australia - 4.3%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,750,000	1,842,739
Series 27CI,
0.75%, 11/21/2027 (E)	5,000,000	4,093,505

		5,936,244

Canada - 2.0%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 589,803	549,307
4.25%, 12/01/2026	2,630,100	2,192,490

		2,741,797

France - 2.8%
French Republic Government Bonds OAT
0.70%, 07/25/2030 (E)	EUR 2,416,120	2,692,069
3.15%, 07/25/2032 (E)	930,906	1,265,544

		3,957,613

Germany - 4.2%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026 (E)	3,642,240	3,921,594
0.50%, 04/15/2030 (E)	1,673,788	1,867,443

		5,789,037

Japan - 5.4%
Japan Government CPI-Linked Bonds
0.01%, 03/10/2031	JPY 356,354,000	2,802,046
0.10%, 03/10/2026	582,268,500	4,620,930

		7,422,976

Mexico - 0.4%
Mexico Government International Bonds
4.28%, 08/14/2041	$686,000	562,265

New Zealand - 3.5%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (E)	NZD 6,000,000	4,845,982

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 5.9%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 4,433,205	$ 5,389,107
1.25%, 11/22/2032 (E)	1,979,796	2,741,371

		8,130,478

Total Foreign Government Obligations (Cost $42,027,284)		39,386,392

U.S. GOVERNMENT OBLIGATIONS - 52.7%
U.S. Treasury - 2.3%
U.S. Treasury Bonds
2.38%, 02/15/2042	$ 1,000,000	805,547
3.38%, 08/15/2042	2,500,000	2,354,297

		3,159,844

U.S. Treasury Inflation-Protected Securities - 50.4%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	2,888,863	1,985,747
0.63%, 02/15/2043	2,589,880	2,181,847
0.75%, 02/15/2042 - 02/15/2045	6,716,286	5,812,683
1.00%, 02/15/2046	2,387,350	2,128,122
1.38%, 02/15/2044	1,021,960	988,796
2.13%, 02/15/2040	964,215	1,058,094
2.38%, 01/15/2025	3,316,845	3,331,918
3.38%, 04/15/2032	2,012,760	2,361,573
3.88%, 04/15/2029	2,354,339	2,692,154
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 07/15/2031	17,107,892	16,163,261
0.25%, 01/15/2025 - 07/15/2029	5,614,582	5,352,959
0.38%, 07/15/2025 - 07/15/2027	6,288,632	6,031,613
0.50%, 01/15/2028	1,810,470	1,730,537
0.63%, 04/15/2023 - 07/15/2032	14,440,968	14,078,325
1.63%, 10/15/2027	3,819,152	3,863,647

		69,761,276

Total U.S. Government Obligations (Cost $77,318,352)		72,921,120

	Shares	Value

SHORT-TERM INVESTMENT COMPANIES - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.18% (F)	363,827	363,827

Total Short-Term Investment Companies (Cost $363,827)		363,827

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (F)	702,130	702,130

Total Other Investment Company (Cost $702,130)		702,130

Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Total Investments (Cost $148,066,155)	138,661,829
Net Other Assets (Liabilities) - (0.2)%	(269,525)

Net Assets - 100.0%	$ 138,392,304

Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/04/2023	USD	5,212,106	AUD	7,400,000	$—	$(29,601)
JPMS	05/04/2023	USD	1,474,595	CAD	1,970,000	—	(7,190)
JPMS	05/04/2023	USD	8,739,054	EUR	8,000,000	—	(7,575)
JPMS	05/04/2023	USD	7,151,898	GBP	5,800,000	—	(12,776)
JPMS	05/04/2023	USD	3,503,075	NZD	5,400,000	11,475	—
JPMS	05/08/2023	USD	7,484,101	JPY	961,135,000	—	(760)

Total						$11,475	$(57,902)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$713,277	$—	$713,277
Corporate Debt Securities	—	24,575,083	—	24,575,083
Foreign Government Obligations	—	39,386,392	—	39,386,392
U.S. Government Obligations	—	72,921,120	—	72,921,120
Short-Term Investment Companies	363,827	—	—	363,827
Other Investment Company	702,130	—	—	702,130

Total Investments	$1,065,957	$137,595,872	$—	$138,661,829

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$11,475	$—	$11,475

Total Other Financial Instruments	$—	$11,475	$—	$11,475

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(57,902)	$—	$(57,902)

Total Other Financial Instruments	$—	$(57,902)	$—	$(57,902)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $8,245,250, representing 6.0% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $962,708, collateralized by cash collateral of $702,130 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $280,170. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the total value of Regulation S securities is $28,659,354, representing 20.7% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at January 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro

Transamerica Funds	Page 4

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:
JPMS	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATIONS:
CPI YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation Opportunities (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 7